UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Stafford Capital Management, LLC

                                 Address: 222 Kearny St. Suite 410
                                          San Franciso, CA  94108

                                 13F File Number: 028-05219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Karin M. Blair

Title: C.O.O

Phone: 415-362-6120

Signature, /s/ Karin M. Blair            Place, and Date of Signing: 01/05/05
                                         San Francisco, CA

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 121

Form 13F Information Table Value Total: 111,424,000

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

Stafford Capital Management
December 31, 2004

                                     TITLE
                                      OF                  VALUE      SHARES/  SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER               CLASS      CUSIP    (x$1000)    PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED   NONE
----------------------------------  -------   ---------  --------    -------  ---  ----  -------  --------  --------  ------  ------
  1 3M Company                       COM      88579Y101       572      6,975  SH           SOLE       NO       5,300           1,675
  2 A.G. Edwards Inc.                COM      281760108       577     13,350  SH           SOLE       NO       9,750           3,600
  3 AFC Enterprises, Inc.            COM      00104Q107       865     36,500  SH           SOLE       NO      34,300           2,200
  4 AFLAC, Inc.                      COM      001055102       575     14,425  SH           SOLE       NO      11,050           3,375
  5 Abbott Labs                      COM      002824100        56      1,200  SH           SOLE       NO           0           1,200
  6 Agilent Technologies, Inc.       COM      00846U101         5        228  SH           SOLE       NO           0             228
  7 Airgas, Inc.                     COM      009363102       614     23,150  SH           SOLE       NO      15,550           7,600
  8 American Express Co.             COM      025816109        17        300  SH           SOLE       NO         300               0
  9 American Software Class A        CLASS A  029683109     1,312    220,500  SH           SOLE       NO     207,250          13,250
 10 Amgen                            COM      031162100        13        200  SH           SOLE       NO         200               0
 11 Anglo American PLC               COM      03485P102        26      1,100  SH           SOLE       NO       1,100               0
 12 Applied Materials                COM      038222105        10        560  SH           SOLE       NO         560               0
 13 Avery Dennison Corp.             COM      053611109        21        350  SH           SOLE       NO         350               0
 14 Axonyx, Inc                      COM      05461R101     1,662    268,000  SH           SOLE       NO     251,850          16,150
 15 Beacon Roofing Supply, Inc.      COM      073685109     1,932     97,300  SH           SOLE       NO      91,400           5,900
 16 Beckman Coulter, Inc.            COM      075811109       559      8,350  SH           SOLE       NO       6,050           2,300
 17 Bio-Rad Laboratories             COM      090572207     1,984     34,575  SH           SOLE       NO      31,625           2,950
 18 Boston Scientific                COM      101137107       498     14,000  SH           SOLE       NO      10,650           3,350
 19 Burlington Resources, Inc.       COM      122014103        22        500  SH           SOLE       NO         500               0
 20 Cal Dive International           COM      127914109     1,789     43,900  SH           SOLE       NO      41,250           2,650
 21 California Micro Devices         COM      130439103     2,185    308,223  SH           SOLE       NO     289,473          18,750
 22 Candela Corp.                    COM      136907102     2,190    192,750  SH           SOLE       NO     181,100          11,650
 23 Central Garden & Pet Co.         COM      153527106     2,945     70,550  SH           SOLE       NO      62,950           7,600
 24 ChevronTexaco Corporation        COM      166764100     1,306     24,869  SH           SOLE       NO      22,669           2,200
 25 Chicago Bridge & Iron            COM      167250109       734     18,350  SH           SOLE       NO      13,650           4,700
 26 Cisco Systems, Inc.              COM      17275R102         8        400  SH           SOLE       NO         400               0
 27 Coca-Cola Bottling Company       COM      191098102       254      4,450  SH           SOLE       NO       3,600             850
 28 Colgate Palmolive Company        COM      194162103        31        600  SH           SOLE       NO         600               0
 29 Compugen Ltd.                    COM      M25722105       439     85,300  SH           SOLE       NO      67,200          18,100
 30 Converse Tech Inc Com Par        COM      205862402       742     30,350  SH           SOLE       NO      23,200           7,150
 31 Cost Plus, Inc.                  COM      221485105     2,236     69,600  SH           SOLE       NO      62,700           6,900
 32 Cullen/Frost Bankers, Inc.       COM      229899109     2,070     42,600  SH           SOLE       NO      40,000           2,600
 33 Cymer Inc.                       COM      232572107     1,702     57,600  SH           SOLE     NO        54,200           3,400
 34 Cypress Semiconductor            COM      232806109     2,053    175,000  SH           SOLE     NO       164,400          10,600
 35 DDI Corp.                        COM      233162304       676    212,450  SH           SOLE     NO       199,900          12,550
 36 DTE Energy Co.                   COM      233331107        22        500  SH           SOLE     NO           500               0
 37 Devon Energy Corporation         COM      249908104       502     12,900  SH           SOLE     NO         9,300           3,600
 38 Du Pont Nemours & Co.            COM      263534109        23        465  SH           SOLE     NO           465               0
 39 Encore Acquisition Co.           COM      263534109        21        600  SH           SOLE     NO           600               0
 40 Enpro Industries                 COM      29355X107     3,519    119,000  SH           SOLE     NO       106,050          12,950
 41 Enterasys Networks Inc.          COM      293637104     1,867  1,037,400  SH           SOLE     NO       974,750          62,650
 42 FPL Group, Inc.                  COM      302571104       157      2,100  SH           SOLE     NO         2,000             100
 43 Fairchild Semiconductor          COM      303726103     2,543    156,400  SH           SOLE     NO       146,950           9,450
 44 Fannie Mae                       COM      313586109        14        200  SH           SOLE     NO           200               0
 45 First Data Corp.                 COM      319963104        98      2,300  SH           SOLE     NO         2,300               0
 46 FirstService Corporation         COM      33761N109        11        700  SH           SOLE     NO           700               0
 47 General Electric                 COM      369604103       544     14,914  SH           SOLE     NO        11,000           3,914
 48 Genitope Corp.                   COM      37229P507       252     14,800  SH           SOLE     NO         8,600           6,200
 49 HCC Insurance Holdings Inc.      COM      404132102     1,615     48,750  SH           SOLE     NO        45,950           2,800
 50 HSBC Holdings PLC                COM      404280406       549      6,450  SH           SOLE     NO         4,900           1,550
 51 HealthExtras, Inc.               COM      422211102     1,193     73,200  SH           SOLE     NO        68,800           4,400
 52 Henry Schein, Inc.               COM      806407102     1,814     26,050  SH           SOLE     NO        24,600           1,450
 53 Home Depot                       COM      437076102        56      1,300  SH           SOLE     NO             0           1,300
 54 Hospira, Inc.                    COM      441060100         4        120  SH           SOLE     NO             0             120
 55 Impax Laboratories, Inc.         COM      45256B101     2,979    187,600  SH           SOLE     NO       167,850          19,750
 56 Ingram Micro Inc.                COM      457153104     1,019     49,000  SH           SOLE     NO        46,000           3,000
 57 Intel                            COM      458140100         9        400  SH           SOLE     NO           400               0
 58 Intermix Media Inc.              COM      45881X106       132     23,400  SH           SOLE     NO        21,950           1,450
 59 Johnson & Johnson                COM      478160104        59        928  SH           SOLE     NO           128             800
 60 Keynote Systems, Inc.            COM      493308100     1,499    107,700  SH           SOLE     NO       101,200           6,500
 61 Laureate Education Inc.          COM      518613104     2,705     61,350  SH           SOLE     NO        55,000           6,350
 62 Leap wireless Int'l              COM      521863308     1,949     72,200  SH           SOLE     NO        67,800           4,400
 63 Lilly, Eli & Co. Common          COM      532457108        34        600  SH           SOLE     NO           600               0
 64 Linens N' Things Inc.            COM      535679104     1,980     79,850  SH           SOLE     NO        75,150           4,700
 65 Littelfuse, Inc.                 COM      537008104         9        250  SH           SOLE     NO           250               0
 66 Looksmart, Ltd.                  COM      543442107       466    212,850  SH           SOLE     NO       199,950          12,900
 67 Matria Healthcare, Inc.          COM      576817209     3,224     82,525  SH           SOLE     NO        74,500           8,025
 68 Medtronic, Inc.                  COM      585055106        27        550  SH           SOLE     NO           550               0
 69 Mercury General Corp.            COM      589400100       545      9,100  SH           SOLE     NO         6,700           2,400
 70 Microsoft                        COM      594918104       814     30,450  SH           SOLE     NO        21,900           8,550
 71 Monsanto Compnay                 COM      61166W101       333      6,000  SH           SOLE     NO         6,000               0
 72 Murphy Oil Corp.                 COM      626717102       449      5,575  SH           SOLE     NO         3,950           1,625
 73 NVIDIA Corp.                     COM      67066G104       893     37,900  SH           SOLE     NO        28,950           8,950
 74 Nabors Industries                COM      629568106        92      1,800  SH           SOLE     NO             0           1,800
 75 Nestle S A Spnsrd ADR            COM      641069406        33        500  SH           SOLE     NO           500               0
 76 Network Equipment Technology     COM      641208103     2,117    215,600  SH           SOLE     NO       202,600          13,000
 77 Newmont Mining Corp.             COM      651639106       788     17,750  SH           SOLE     NO        13,550           4,200
 78 Novell                           COM      670006105       498     73,825  SH           SOLE     NO        56,350          17,475
 79 Occidental Petroleum Corp.       COM      674599105       473      8,100  SH           SOLE     NO         5,800           2,300
 80 Oracle Systems                   COM      68389X105        44      3,200  SH           SOLE     NO         3,200               0
 81 Overnite Corp.                   COM      690322102        19        500  SH           SOLE     NO           500               0
 82 Pacific Gas & Electric Co.       COM      69331C108         7        200  SH           SOLE     NO           200               0
 83 Peets Coffee & Tea Inc.          COM      705560100        11        400  SH           SOLE     NO           400               0
 84 Pfizer                           COM      717081103        36      1,350  SH           SOLE     NO         1,350               0
 85 Pier 1 Imports, Inc.             COM      720279108     1,647     83,600  SH           SOLE     NO        78,500           5,100
 86 Plum Creek Timber Company, Inc.  COM      729251108        12        300  SH           SOLE     NO           300               0
 87 Polycom, Inc.                    COM      73172K104     2,440    104,630  SH           SOLE     NO        92,530          12,100
 88 Polymedica Corp.                 COM      731738100     2,303     61,750  SH           SOLE     NO        55,300           6,450
 89 Psychiatric Solutions, Inc.      COM      74439H108     2,384     65,200  SH           SOLE     NO        61,250           3,950
 90 Quiksilver, Inc.                 COM      74838C106     1,835     61,600  SH           SOLE     NO        57,900           3,700
 91 Quinton Cardiology Systems I     COM      748773108       686     65,000  SH           SOLE     NO        38,650          26,350
 92 RadiSys Corp.                    COM      750459109     1,070     54,750  SH           SOLE     NO        51,450           3,300
 93 Regis Corp.                      COM      758932107     2,042     44,250  SH           SOLE     NO        41,650           2,600
 94 Sanofi-Aventis ADR               COM      80105N105       568     14,175  SH           SOLE     NO        10,850           3,325
 95 Schlumberger, Ltd.               COM      806857108        13        200  SH           SOLE     NO           200               0
 96 Secure Computing Corp.           COM      813705100     1,740    174,350  SH           SOLE     NO       163,800          10,550
 97 Servicemaster Co.                COM      81760N109        34      2,500  SH           SOLE     NO         2,500               0
 98 Smucker J M Co.                  COM      832696405        14        300  SH           SOLE     NO           300               0
 99 Southwestern Bell Corp.          COM      78387G103       696     27,000  SH           SOLE     NO        19,300           7,700
100 Spectralink Corp.                COM      847580107     1,034     72,900  SH           SOLE     NO        68,500           4,400
101 Sports Authority Inc.            COM      84917U109     2,581    100,225  SH           SOLE     NO        89,700          10,525
102 Streettracks Gold Trust          COM      863307104       485     11,075  SH           SOLE     NO         8,625           2,450
103 Sun Microsystems                 COM      866810104       110     20,450  SH           SOLE     NO        20,450               0
104 Superior Energy Services, Inc.   COM      868157108     2,098    136,150  SH           SOLE     NO       127,850           8,300
105 Sybase Inc.                      COM      871130100     1,888     94,650  SH           SOLE     NO        88,950           5,700
106 Talbots Inc.                     COM      874161102       803     29,500  SH           SOLE     NO        27,700           1,800
107 TriQuint Semiconductor, Inc.     COM      89674K103       876    196,750  SH           SOLE     NO       184,850          11,900
108 U.S. Bancorp                     COM      902973304        12        379  SH           SOLE     NO           379               0
109 UMB Financial Corp.              COM      902788108     1,844     32,550  SH           SOLE     NO        30,600           1,950
110 United Parcel Service - Cl B     CLASS B  911312106       675      7,900  SH           SOLE     NO         5,950           1,950
111 Varian Semiconductor Equiptment  COM      922207105     1,894     51,400  SH           SOLE     NO        48,200           3,200
112 Verizon Communications           COM      92343V104        17        422  SH           SOLE     NO           422               0
113 Vical Inc.                       COM      925602104       109     23,200  SH           SOLE     NO        23,200               0
114 Walgreen Co.                     COM      931422109        31        800  SH           SOLE     NO           800               0
115 Walt Disney Co.                  COM      254687106       597     21,475  SH           SOLE     NO        15,600           5,875
116 Waste Management Inc.            COM      94106L109       512     17,100  SH           SOLE     NO        12,500           4,600
117 WatchGuard Technologies, Inc.    COM      941105108     1,428    322,400  SH           SOLE     NO       302,950          19,450
118 Wells Fargo Bank                 COM      949746101        12        200  SH           SOLE     NO           200               0
119 Zilog, Inc.                      COM      989524301     2,242    280,200  SH           SOLE     NO       263,400          16,800
120 Zoll Medical Corp.               COM      989922109     2,389     69,450  SH           SOLE     NO        62,150           7,300
121 drugstore.com                    COM      262241102     1,576    463,500  SH           SOLE     NO       435,500          28,000

                                                          111,424  7,600,438                               6,968,976         631,462